Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 03, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005565
Account Value [Line Items]
Account Value	$ 9,164	$ 9,644	$ 9,654	$ 9,808	$ 9,126	$ 9,336	$ 9,009	$ 9,377	$ 9,881	$ 9,730	$ 9,764	$ 10,499	$ 10,893	$ 12,932	$ 13,927	$ 13,726	$ 12,777	$ 13,100	$ 14,558	$ 14,705	$ 14,782		$ 13,925	$ 12,558	$ 13,095	$ 11,688	$ 10,594	$ 10,126	$ 10,540	$ 10,484	$ 10,237	$ 10,699	$ 10,873	$ 10,530		$ 10,270	$ 10,092	$ 11,579	$ 10,786	$ 10,777	$ 10,020	$ 9,960	$ 10,000
C000190631
Account Value [Line Items]
Account Value	450,610	473,319	473,534	480,883	447,204	457,270	441,025	458,781	483,217	475,608	477,621	512,698	531,686	630,815	678,948	668,880	622,345	638,290	708,480	715,804	719,301		676,928	610,229	636,120	567,570	514,271	491,343	511,250	508,392	496,184	518,377	526,775	509,909	$ 500,000
C000219345
Account Value [Line Items]
Account Value	6,344	6,662	6,664	6,766	6,291	6,431	6,201	6,458	6,791	6,683	6,709	7,200	7,465	8,855	9,529	9,386	8,731	8,953	9,935	10,035	10,080	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462		10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	558,790	560,405	554,522	555,240	529,865	529,642	518,851	517,481	523,036	512,588	512,801	523,730	534,490	567,787	588,342	591,892	582,372	583,208	595,207	592,392	584,740		575,250	554,796	556,375	534,421	515,075	500,759	505,004	502,274	499,250	507,571	510,360	504,163	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,762	9,790	9,687	9,700	9,256	9,252	9,064	9,040	9,137	8,954	8,958	9,149	9,337	9,919	10,278	10,340	10,173	10,188	10,398	10,349	10,215	10,000
Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Account Value	9,513	9,991	9,992	10,147	9,446	9,660	9,307	9,675	10,174	9,941	9,978	10,712	11,081	13,096	14,064	13,847	12,925	13,235	14,713	14,932	14,953		14,082	12,707	13,213	11,782	10,697	10,199	10,640	10,612	10,287	10,774	10,942	10,602		$ 10,295	$ 10,152	$ 11,619	$ 10,809	$ 10,778	$ 9,967	$ 9,952	$ 10,000
Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Account Value	457,755	480,748	480,771	488,256	454,495	464,811	447,825	465,513	489,557	478,349	480,086	515,436	533,157	630,120	676,698	666,244	621,921	636,797	707,920	718,464	719,461		$ 677,598	$ 611,425	$ 635,785	$ 566,885	$ 514,719	$ 490,761	$ 511,945	$ 510,618	$ 494,968	$ 518,421	$ 526,491	$ 510,143	$ 500,000
Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Account Value	$ 6,326	$ 6,644	$ 6,644	$ 6,748	$ 6,281	$ 6,424	$ 6,189	$ 6,433	$ 6,766	$ 6,611	$ 6,635	$ 7,123	$ 7,368	$ 8,708	$ 9,352	$ 9,207	$ 8,595	$ 8,801	$ 9,783	$ 9,929	$ 9,943	$ 10,000